Income Taxes - Schedule of Current and Deferred Portions of Income Tax Expense (Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 5,453		¥ 1,396	¥ 7,246
Deferred income tax benefit	(2,403)	$ (377)	(2,404)	(2,403)
Income tax expense (benefit)	¥ 3,050	$ 479	¥ (1,008)	¥ 4,843